Document And Entity Information	Apr. 19, 2023
Document Information [Line Items]
Entity, Registrant Name	Super League Gaming, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 19, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38819
Entity, Tax Identification Number	47-1990734
Entity, Address, Address Line One	2912 Colorado Avenue, Suite #203
Entity, Address, City or Town	Santa Monica
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90404
City Area Code	802
Local Phone Number	294-2754
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	SLGG
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001621672